Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties
The remuneration of directors and other members of the executive committee was as set forth in the table below.

	06/30/2019 (6 months)			06/30/2020 (6 months)
(amounts in €‘000)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / Deputy General Managers	527	8	152	639	11	171
Executive committee	755	5	146	415	11	19
Board of directors	161	—	114	147	—	29

Total	1,442	13	412	1,200	22	218